Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Accounts receivable-trade, net	¥ 312,302	¥ 148,540
Contract liabilities:
Current portion of contract liability	104,182	172,063
Contract liability - net of current portion	239,067	333,978
Contract with Customer, Liability, Total	343,249	506,041
Prepaid card liability	¥ 509,355	¥ 403,229